UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 82.7%
Goldman Sachs Financial Square Government Fund – FST Shares
1,512,145,089	0.006%	$1,512,145,089

Shares	Description	Value
Exchange Traded Funds – 5.0%
265,160	Energy Select Sector SPDR Fund	$ 23,615,150
246,574	Health Care Select Sector SPDR Fund	14,422,113
1,309,425	Vanguard FTSE Emerging Markets ETF	53,136,467

TOTAL EXCHANGE TRADED FUNDS		$91,173,730

TOTAL INVESTMENTS – 87.7%		$1,603,318,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 12.3%		225,014,820

NET ASSETS – 100.0%		$1,828,333,639

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

Investment Abbreviations:
EURIBOR	— Euro Interbank Offered Rate
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG	AUD/USD	04/28/14	$2,481,002	$45,016
	BRL/USD	04/28/14	9,629,911	233,422
	IDR/USD	04/28/14	4,486,648	59,880
	INR/USD	04/29/14	10,125,792	148,653
	MXN/USD	04/25/14	2,332,040	25,147
	MYR/USD	04/28/14	2,577,688	42,200
	NOK/USD	04/25/14	1,017,834	11,192
	NZD/USD	04/28/14	2,667,302	41,140
	PLN/USD	04/25/14	2,179,456	13,747
	TRY/USD	04/25/14	8,314,991	287,188
	USD/EUR	04/25/14	31,188,520	12,955
	USD/INR	04/29/14	66,290	31
	USD/SEK	04/25/14	23,167	47
	ZAR/USD	04/25/14	2,888,742	80,275

TOTAL				$1,000,893

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG	BRL/USD	04/28/14	$17,509	$(113)
	EUR/USD	04/25/14	27,552	(17)
	INR/USD	04/29/14	16,572	(51)
	SEK/USD	04/25/14	301,175	(1,736)
	USD/AUD	04/28/14	18,515	(262)
	USD/BRL	04/28/14	52,527	(1,003)
	USD/EUR	04/25/14	55,103	(122)
	USD/INR	04/29/14	49,718	(280)
	USD/MXN	04/25/14	19,115	(135)
	USD/NOK	04/25/14	16,686	(164)
	USD/TRY	04/25/14	9,280	(251)
	USD/ZAR	04/25/14	26,502	(518)

TOTAL				$(4,652)

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	(32)	June 2014	$(29,484,864)	$2,682
90 Day Bank Bill	(6)	September 2014	(5,528,006)	(107)
90 Day Bank Bill	14	December 2014	12,896,153	(617)
90 Day Euro EURIBOR	(4)	June 2014	(1,373,655)	10
90 Day Euro EURIBOR	1	September 2014	343,448	119
90 Day Euro EURIBOR	2	December 2014	686,793	789
90 Day Euro EURIBOR	5	March 2015	1,716,552	2,966
90 Day Euro EURIBOR	7	June 2015	2,402,208	7,206
90 Day Euro EURIBOR	8	September 2015	2,743,866	9,299
90 Day Euro EURIBOR	12	December 2015	4,113,112	11,325
90 Day Euro EURIBOR	17	March 2016	5,822,517	5,002
90 Day Euro Swiss Franc	(21)	June 2014	(5,939,766)	111
90 Day Eurodollar	3	September 2014	747,975	1,306
90 Day Eurodollar	10	December 2014	2,492,000	4,065
90 Day Eurodollar	19	March 2015	4,729,100	7,745

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	12	June 2015	$2,980,650	$4,473
90 Day Eurodollar	11	September 2015	2,725,663	2,588
90 Day Eurodollar	(2)	December 2015	(494,225)	(29)
90 Day Eurodollar	(7)	March 2016	(1,724,625)	(216)
90 Day Sterling	20	June 2014	4,145,368	2,567
90 Day Sterling	25	September 2014	5,178,064	2,653
90 Day Sterling	32	December 2014	6,617,919	661
90 Day Sterling	21	March 2015	4,334,257	(263)
90 Day Sterling	(27)	June 2015	(5,559,674)	403
90 Day Sterling	(35)	September 2015	(7,189,480)	5,619
90 Day Sterling	(35)	December 2015	(7,171,975)	7,812
90 Day Sterling	(35)	March 2016	(7,155,564)	5,955
CAC 40 Index	70	April 2014	4,234,483	71,143
DAX Index	11	June 2014	3,631,881	40,403
EURO STOXX 50 Index	4,195	June 2014	179,156,494	5,590,734
Euro-Bobl	262	June 2014	45,251,587	(3,373)
Euro-Bund	246	June 2014	48,591,754	55,735
Euro-Schatz	144	June 2014	21,904,304	(12,632)
FTSE 100 Index	463	June 2014	50,508,651	(16,024)
FTSE/MIB Index	26	June 2014	3,832,622	121,634
Hang Seng Index	(23)	April 2014	(3,282,537)	(36,169)
IBEX 35 Index	27	April 2014	3,836,452	97,006
KOSPI 200 Index	(45)	June 2014	(5,461,976)	(66,204)
Long Gilt	63	June 2014	11,503,985	(28,877)
NASDAQ 100 E-mini Index	316	June 2014	22,665,100	(402,839)
Russell 2000 Mini Index	1,405	June 2014	164,455,250	(1,662,973)
S&P 500 E-mini Index	153	June 2014	14,264,190	(5,242)
S&P MidCap 400 E-Mini Index	40	June 2014	5,499,600	59,130
S&P/TSX 60 Index	54	June 2014	7,991,316	(35,281)
TSE TOPIX Index	411	June 2014	47,903,212	335,520
U.S. Long Bond	122	June 2014	16,252,688	78,231
2 Year U.S. Treasury Notes	68	June 2014	14,930,250	(9,537)
5 Year U.S. Treasury Notes	(95)	June 2014	(11,300,547)	(3,801)
10 Year Canadian Government Bonds	208	June 2014	24,446,350	53,294
10 Year Japanese Government Bonds	7	June 2014	9,808,071	(5,829)
10 Year U.S. Treasury Notes	208	June 2014	25,688,000	(127,289)

TOTAL				$4,170,884

SWAP CONTRACTS — At March 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at March 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$173,260	5 .000%	06/20/19	3.356%	$12,524,783	$631,590

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, is indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	Russell Top 200 Growth Index Total Return	$51,833	0.120%	06/30/14	$(409,662)
	Russell Top 200 Value Index Total Return	51,833	(0.120)	06/30/14	366,136

TOTAL					$(43,526)

(a)	The Fund receives weekly payments based on any positive weekly return of the Referenced Obligation. The Fund makes payments on any negative weekly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

WRITTEN OPTIONS CONTRACTS — At March 31, 2014, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index	150	$1,650	April 2014	$(7,500)
	145	1,675	April 2014	(11,165)
	141	1,700	April 2014	(11,985)
	137	1,725	April 2014	(16,440)
	133	1,750	April 2014	(20,615)
	129	1,775	April 2014	(32,121)
	126	1,800	April 2014	(52,290)
	122	1,825	April 2014	(82,350)
	119	1,850	April 2014	(136,850)
	140	1,650	May 2014	(40,600)
	135	1,675	May 2014	(50,625)
	132	1,700	May 2014	(62,040)
	128	1,725	May 2014	(71,680)
	124	1,750	May 2014	(97,960)
	120	1,775	May 2014	(121,920)
	117	1,800	May 2014	(161,226)
	114	1,825	May 2014	(207,480)
	111	1,850	May 2014	(288,600)
	133	1,675	June 2014	(122,360)
	129	1,700	June 2014	(138,030)
	125	1,725	June 2014	(168,750)
	122	1,750	June 2014	(195,200)
	118	1,775	June 2014	(239,540)
	115	1,800	June 2014	(287,500)
	112	1,825	June 2014	(346,864)
	109	1,850	June 2014	(419,650)
	106	1,875	June 2014	(505,620)

TOTAL (Premiums Received $8,870,887)	3,392			$(3,896,961)

For the period ended March 31, 2014, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2013	5,984	$11,186,050

Contracts written	5,620	13,723,237
Contracts expired	(5,445)	(9,929,012)
Contracts bought to close	(2,767)	(6,109,388)

Contracts Outstanding March 31, 2014	3,392	$8,870,887

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,598,424,011

Gross unrealized gain	5,282,961
Gross unrealized loss	(388,153)

Net unrealized security gain	$4,894,808

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 11.2%
Collateralized Mortgage Obligations – 3.8%
Agency Multi-Family(a) – 1.6%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 5,958,561
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
16,400,000	3.034	10/25/20	16,916,885
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A
3,301,691	0.504	04/25/19	3,302,534

			26,177,980

Regular Floater(a)(c) – 0.7%
FDIC Guaranteed Notes Trust Series 2010-S1, Class 1A(b)
236,875	0.703	02/25/48	237,194
FHLMC REMIC Series 3371, Class FA
609,757	0.755	09/15/37	613,325
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
653,397	0.506	12/07/20	654,668
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 1A
796,524	0.606	10/07/20	800,662
National Credit Union Administration Guaranteed Notes Series 2010-R2, Class 1A
1,156,868	0.526	11/06/17	1,159,399
National Credit Union Administration Guaranteed Notes Series 2011-R2, Class 1A
2,365,281	0.556	02/06/20	2,374,336
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
1,664,637	0.555	03/11/20	1,670,619
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A
1,537,548	0.536	03/06/20	1,540,491
National Credit Union Administration Guaranteed Notes Series 2011-R5, Class 1A
1,217,791	0.536	04/06/20	1,220,027
National Credit Union Administration Guaranteed Notes Series 2011-R6, Class 1A
695,137	0.536	05/07/20	695,870

			10,966,591

Sequential Fixed Rate – 1.5%
FHLMC REMIC Series 2755, Class ZA
1,058,947	5.000	02/15/34	1,142,690
FHLMC REMIC Series 4246, Class PT
3,799,130	6.500	02/15/36	4,386,249
FHLMC REMIC Series 4248, Class LM
7,075,491	6.500	05/15/41	8,176,357
FHLMC REMIC Series 4273, Class PD
4,056,831	6.500	11/15/43	4,564,366
FNMA REMIC Series 2012-111, Class B
1,643,558	7.000	10/25/42	1,850,300
FNMA REMIC Series 2012-153, Class B
4,626,325	7.000	07/25/42	5,206,852

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 2A(c)
$109,187	1.840%	10/07/20	$ 110,019

			25,436,833

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 62,581,404

Federal Agencies – 7.4%
Adjustable Rate FNMA(a) – 0.2%
$1,643,322	2.550%	05/01/33	$ 1,746,720
952,748	2.410	10/01/36	1,009,301

			2,756,021

FHLMC – 1.3%
597	5.000	09/01/16	633
6,053	5.000	11/01/16	6,413
1,057	5.000	12/01/16	1,120
10,955	5.000	01/01/17	11,611
9,349	5.000	01/01/18	9,816
103,112	5.000	02/01/18	108,478
72,889	5.000	03/01/18	76,749
47,225	5.000	04/01/18	49,767
30,264	5.000	05/01/18	31,901
22,511	5.000	06/01/18	23,732
47,797	5.000	07/01/18	50,483
14,217	5.000	08/01/18	15,003
5,962	5.000	10/01/18	6,308
12,646	5.000	11/01/18	13,380
837	5.000	02/01/19	895
231,256	5.500	01/01/20	247,966
136,465	5.000	11/01/25	148,570
361,835	5.000	08/01/28	392,070
21,841	5.000	01/01/33	23,810
2,877	5.000	03/01/33	3,136
15,924	5.000	04/01/33	17,359
7,443	5.000	05/01/33	8,114
13,687	5.000	06/01/33	14,921
73,441	5.000	07/01/33	80,062
105,819	5.000	08/01/33	115,360
9,377	5.000	09/01/33	10,223
21,259	5.000	10/01/33	23,176
63,721	5.000	11/01/33	69,466
22,281	5.000	12/01/33	24,289
22,876	5.000	01/01/34	24,938
78,083	5.000	02/01/34	85,135
30,960	5.000	03/01/34	33,766
75,729	5.000	04/01/34	82,593
80,954	5.000	05/01/34	88,254
885,883	5.000	06/01/34	965,823
13,173	5.000	11/01/34	14,367
297,276	5.000	04/01/35	324,077
5,389,228	5.000	07/01/35	5,877,766
57,397	5.000	11/01/35	62,571
164,393	5.000	03/01/36	179,074
122,431	5.000	03/01/37	132,964
183,910	5.000	12/01/37	199,732
501,172	5.000	02/01/38	544,309
1,247,062	5.000	03/01/38	1,354,399
601,907	5.000	07/01/38	653,714

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$673,136	5.000%	11/01/38	$ 731,074
1,447,463	5.000	12/01/38	1,571,988
785,861	5.000	01/01/39	853,501
186,622	5.000	02/01/39	202,685
4,473,365	7.000	02/01/39	5,032,917
1,284,969	5.000	06/01/41	1,395,515

			21,995,973

FNMA – 5.9%
168	6.000	07/01/14	187
122	6.000	02/01/18	135
50,657	5.000	03/01/18	53,304
189,124	5.000	04/01/18	199,348
21,992	6.000	05/01/18	24,454
3,350	5.500	01/01/19	3,677
16,875	6.000	01/01/19	18,767
55,137	5.500	02/01/19	60,355
20,520	6.000	02/01/19	22,818
47,332	5.500	03/01/19	51,957
36,119	5.500	04/01/19	39,648
20,959	5.500	05/01/19	23,007
10,305	6.000	05/01/19	11,462
91,193	5.500	06/01/19	99,978
31,045	6.000	06/01/19	34,522
297,437	5.500	07/01/19	325,732
260,269	5.500	08/01/19	285,470
233,083	5.500	09/01/19	252,708
64,692	5.500	10/01/19	70,781
78,231	5.500	11/01/19	85,540
131,221	5.500	12/01/19	143,716
8,220	5.500	01/01/20	9,023
5,573	5.500	06/01/20	6,061
1,460,236	5.500	07/01/20	1,566,330
22,431	6.000	07/01/21	24,943
35,330	6.000	07/01/22	39,287
31,484	6.000	01/01/23	35,045
55,289	6.000	10/01/26	62,090
974,468	6.000	08/01/27	1,094,201
42,742	6.000	02/01/28	47,994
510,070	4.500	08/01/33	546,776
381,100	4.500	09/01/33	408,524
142,759	4.500	10/01/33	153,032
557,013	4.500	11/01/33	597,097
31,175	4.500	12/01/33	33,418
8,733	4.500	01/01/34	9,362
29,574	4.500	03/01/34	31,702
149,797	4.500	05/01/34	160,451
97,664	4.500	06/01/34	104,673
56,482	6.000	08/01/34	63,663
83,200	4.500	09/01/34	89,090
3,588	4.500	12/01/34	3,842
180,382	4.500	01/01/35	193,150
229,799	4.500	02/01/35	245,933
11,421	4.500	03/01/35	12,214
9,694	4.500	04/01/35	10,392
198,511	4.500	05/01/35	212,592
64,221	4.500	08/01/35	68,676
563,606	6.000	08/01/35	628,611
40,138	4.500	09/01/35	43,027
223,596	6.000	09/01/35	249,386
37,025	4.500	10/01/35	39,646

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$234,716	6.000%	10/01/35	$ 261,788
221,291	6.000	11/01/35	246,814
553,149	6.000	03/01/36	616,948
28,163	6.000	07/01/36	31,344
31,838	6.000	08/01/36	35,434
873,160	6.000	12/01/36	971,776
219,091	6.000	01/01/37	243,836
1,579,024	6.000	02/01/37	1,757,085
5,182	6.000	04/01/37	5,766
968,852	6.000	05/01/37	1,078,105
958,313	6.000	06/01/37	1,066,377
93,180	6.000	07/01/37	103,655
250,219	6.000	08/01/37	278,435
1,165,321	6.000	11/01/37	1,296,728
953,002	6.000	12/01/37	1,060,468
1,178,886	6.000	01/01/38	1,311,985
545,470	6.000	03/01/38	607,071
2,283,525	6.000	05/01/38	2,541,336
103,727	4.500	06/01/38	110,922
973,355	6.000	08/01/38	1,083,277
11,434	6.000	09/01/38	12,725
1,251,044	6.000	10/01/38	1,392,063
529,532	6.000	11/01/38	589,245
19,369	6.000	12/01/38	21,557
872,790	6.000	01/01/39	971,210
2,726,641	7.000	03/01/39	3,065,861
25,849	4.000	08/01/39	26,882
1,221,947	6.000	09/01/39	1,359,740
405,872	6.000	10/01/39	451,712
42,439	4.500	02/01/40	45,334
952,430	6.000	06/01/40	1,059,831
1,807,313	6.000	07/01/40	2,011,115
305,433	6.000	10/01/40	339,875
1,887,990	6.000	04/01/41	2,100,890
2,614,695	6.000	05/01/41	2,907,185
347,451	4.500	08/01/41	370,782
664,946	4.500	09/01/41	709,596
90,908	4.500	10/01/41	96,998
47,000,000	6.000	TBA-30yr(d)	52,397,658
2,000,000	5.000	TBA-30yr(d)	2,175,547

			95,412,753

TOTAL FEDERAL AGENCIES			$ 120,164,747

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 182,746,151

Asset-Backed Securities(c) – 0.0%
Home Equity – 0.0%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$104,638	7.000%	09/25/37	$ 104,485
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
155,378	6.859	09/25/37	154,787

TOTAL ASSET-BACKED SECURITIES			$ 259,272

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 11.8%
United States Treasury Bonds
$11,800,000	3.625	%(e)	08/15/43	$ 11,943,016
1,500,000	3.750		11/15/43	1,553,055
3,300,000	3.625		02/15/44	3,337,884
United States Treasury Inflation-Protected Securities
39,679,911	1.250		04/15/14	39,766,810
40,827,255	2.000		07/15/14	41,503,354
20,213,160	1.625		01/15/15	20,743,755
37,520,808	1.875		07/15/15	39,355,951
7,065,508	2.500		07/15/16	7,712,426
United States Treasury Notes
9,500,000	1.625		03/31/19	9,451,170
7,200,000	2.125		01/31/21	7,128,576
9,500,000	2.250		03/31/21	9,464,755

TOTAL U.S. TREASURY OBLIGATIONS				$ 191,960,752

Investment Companies(a) – 60.9%
Goldman Sachs Financial Square Government Fund – FST Shares(f)
918,954,414	0.006%			$ 918,954,414
JPMorgan U.S. Government Money Market Fund – Capital Shares
69,571,670	0.010			69,571,670

TOTAL INVESTMENT COMPANIES				$ 988,526,084

TOTAL INVESTMENTS – 83.9%				$1,363,492,259

OTHER ASSETS IN EXCESS OF LIABILITIES – 16.1%				260,774,584

NET ASSETS – 100.0%				$1,624,266,843

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $237,194, which represents approximately 0.0% of net assets as of March 31, 2014.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $54,573,205 which represents approximately 3.4% of net assets as of March 31, 2014.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	(378)	December 2015	$(93,408,525)	$257,402
90 Day Eurodollar	(370)	March 2016	(91,158,750)	191,981
90 Day Eurodollar	(370)	June 2016	(90,876,625)	191,355
U.S. Long Bond	(127)	June 2014	(16,918,781)	(72,860)
U.S. Ultra Long Treasury Bonds	(15)	June 2014	(2,167,031)	(35,144)
2 Year U.S. Treasury Notes	(399)	June 2014	(87,605,438)	132,107
5 Year U.S. Treasury Notes	(2)	June 2014	(237,906)	1,554

TOTAL				$666,395

SWAP CONTRACTS — At March 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Made	Payments Received	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$17,000	(a)	06/18/16	3 Month LIBOR	0.750%	$(38,562)	$16,245
	21,700	(a)	06/18/19	3 Month LIBOR	2.000	(154,451)	107,663
	30,100	(a)	06/18/21	3 Month LIBOR	2.500	(170,608)	123,143
	100		06/19/43	2.750%	3 Month LIBOR	(9,851)	(4,590)

TOTAL						$(373,472)	$242,461

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2014.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Paid	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	Deutsche Bank Liquid Commodity Index	$15,235	(0.250)%	07/11/14	$39,698
		181,787	(0.250)	07/11/14	473,681
		19,882	(0.250)	01/27/15	51,808
		187,417	(0.250)	01/27/15	488,351
Macquarie Bank Ltd.	Macquarie Commodity Customized Product Index	20,000	(0.180)	12/18/14	282,981
		25,000	(0.180)	12/18/14	82,593
		133,397	(0.180)	12/18/14	355,399
Merrill Lynch International	Merrill Lynch Commodity Index	260,044	(0.250)	07/17/14	677,584
		267,157	(0.250)	07/17/14	696,119
UBS AG	UBS Custom Index	290,393	(0.220)	07/10/14	763,627
		205,342	(0.220)	01/22/15	539,974

TOTAL					$4,451,815

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,361,581,400

Gross unrealized gain	2,463,865
Gross unrealized loss	(553,006)

Net unrealized security gain	$1,910,859

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 20.0%
Capital Goods – 2.8%
65,466	AGCO Corp.	$ 3,611,105
43,493	Dover Corp.	3,555,553
60,378	Joy Global, Inc.	3,501,924
31,290	Snap-on, Inc.	3,550,789
107,452	The Babcock & Wilcox Co.	3,567,406
24,145	Valmont Industries, Inc.	3,593,742
42,788	WESCO International, Inc.*	3,560,817

		24,941,336

Commercial & Professional Services – 0.8%
44,914	Manpowergroup, Inc.	3,540,571
118,272	The ADT Corp.	3,542,246

		7,082,817

Consumer Durables & Apparel – 0.8%
45,834	Deckers Outdoor Corp.*	3,654,345
22,684	Ralph Lauren Corp.	3,650,536

		7,304,881

Consumer Services – 0.4%
105,496	Apollo Education Group, Inc. Class A*	3,612,183

Diversified Financials – 0.4%
92,665	The NASDAQ OMX Group, Inc.	3,423,045

Energy – 0.4%
102,261	Marathon Oil Corp.	3,632,311

Food & Staples Retailing – 0.4%
47,167	CVS Caremark Corp.	3,530,922

Food, Beverage & Tobacco – 0.4%
36,847	The J.M. Smucker Co.	3,583,002

Health Care Equipment & Services – 2.0%
93,055	Hill-Rom Holdings, Inc.	3,586,340
31,029	Humana, Inc.	3,497,589
64,346	Quest Diagnostics, Inc.	3,726,920
35,461	WellPoint, Inc.	3,530,143
38,111	Zimmer Holdings, Inc.	3,604,538

		17,945,530

Household & Personal Products – 0.8%
36,018	Energizer Holdings, Inc.	3,628,453
40,873	Nu Skin Enterprises, Inc. Class A	3,386,328

		7,014,781

Materials – 0.4%
35,433	Ashland, Inc.	3,524,875

Pharmaceuticals, Biotechnology & Life Sciences – 1.2%
61,793	Eli Lilly & Co.	3,637,136
102,736	Myriad Genetics, Inc.*	3,512,544
37,413	United Therapeutics Corp.*	3,517,944

		10,667,624

Retailing – 3.2%
115,227	Aaron’s, Inc.	3,484,465
200,747	Ascena Retail Group, Inc.*	3,468,908
52,195	Bed Bath & Beyond, Inc.*	3,591,016
219,848	Chico’s FAS, Inc.	3,524,163
39,963	Dillard’s, Inc. Class A	3,692,581

Shares	Description	Value
Common Stocks – (continued)
Retailing- (continued)
76,751	Foot Locker, Inc.	$ 3,605,762
93,547	GameStop Corp. Class A	3,844,782
307,405	Staples, Inc.	3,485,973

		28,697,650

Semiconductors & Semiconductor Equipment – 0.4%
138,851	Intel Corp.	3,583,744

Software & Services – 2.8%
83,672	AOL, Inc.*	3,662,323
114,111	CA, Inc.	3,534,018
87,634	Microsoft Corp.	3,592,118
102,587	NeuStar, Inc. Class A*	3,335,103
185,475	Symantec Corp.	3,703,936
73,542	Teradata Corp.*	3,617,531
321,744	Xerox Corp.	3,635,707

		25,080,736

Technology Hardware & Equipment – 2.4%
337,969	Brocade Communications Systems, Inc.*	3,585,851
158,243	Cisco Systems, Inc.	3,546,226
125,449	EMC Corp.	3,438,557
108,574	Hewlett-Packard Co.	3,513,455
43,790	SanDisk Corp.	3,555,310
39,477	Western Digital Corp.	3,624,778

		21,264,177

Telecommunication Services – 0.4%
101,819	AT&T, Inc.	3,570,792

TOTAL COMMON STOCKS		$178,460,406

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Note(a)(b)(c)(d)(e) – 1.70%
Canadian Imperial Bank of Commerce
$ 7,470,000	0.011%	12/04/14	$ 8,687,610
UBS AG
6,320,000	0.056	05/05/14	5,633,476
760,000	0.084	12/08/14	972,164

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$ 15,293,250

Shares	Distribution Rate	Value
Investment Companies(a) – 58.6%
Goldman Sachs Financial Square Government Fund — FST Shares(g)
477,080,009	0.006%	$477,080,009
JPMorgan U.S. Government Money Market Fund — Capital Shares
46,136,466	0.010	46,136,466

TOTAL INVESTMENT COMPANIES		$523,216,475

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 9.9%
221,848	iShares MSCI Emerging Markets ETF	$ 9,093,549
687,037	iShares Russell 2000 ETF	79,929,885

$ 89,023,434

TOTAL EXCHANGE TRADED FUNDS		$ 89,023,434

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations(f) – 4.1%
United States Treasury Inflation Index Notes
$36,686,853	0.625%	01/15/24	$ 36,812,983

TOTAL INVESTMENTS – 94.3%			$842,806,548

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.7%			50,732,675

NET ASSETS – 100.0%			$893,539,223

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(b)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(c)	Security is linked to the Dow Jones-UBS Commodity Index Total Return (the “DJ-UBSCI Total Return”). The DJ-UBSCI Total Return is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The DJ-UBSCI Total Return is composed of nineteen commodities in eight diverse sectors: energy, petroleum, precious metals, industrial metals, grains, livestock, softs, and agriculture.

(d)	Interest rate disclosed is contingent upon LIBOR as of March 31, 2014 minus a spread.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,293,250, which represents approximately 1.7% of net assets as of March 31, 2014.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	124	April 2014	$13,785,868	$504,364
CAC 40 Index	(174)	April 2014	(10,525,714)	(43,616)
CBOE Volatility Index	(563)	April 2014	(8,529,450)	659,426
DAX Index	27	June 2014	8,914,618	354,765
Euro-Bund	139	June 2014	27,456,317	(23,261)
FTSE 100 Index	264	June 2014	28,799,749	91,765
FTSE/MIB Index	79	June 2014	11,645,275	434,023
Hang Seng Index	157	April 2014	22,406,885	370,745
IBEX 35 Index	17	April 2014	2,415,544	62,162
Long Gilt	384	June 2014	70,119,528	44,872
OMX Stockholm 30 Index	48	April 2014	1,002,302	15,268
S&P 500 E-mini Index	351	June 2014	32,723,730	434,759
S&P/TSX 60 Index	227	June 2014	33,593,125	208,268
SPI 200 Index	427	June 2014	53,390,671	682,433
TSE TOPIX Index	450	June 2014	52,448,772	(713,761)
10 Year Australian Bonds	20	June 2014	2,143,185	22,406
10 Year Canadian Government Bonds	27	June 2014	3,173,324	9,954
10 Year Japanese Government Bonds	(8)	June 2014	(11,209,223)	13,155
10 Year U.S. Treasury Notes	698	June 2014	86,203,000	(392,432)

TOTAL				$2,735,295

SWAP CONTRACTS — At March 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at March 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX Emerging Markets Index	$17,640	5.000%	06/20/19	2.959%	$1,759,166	$(51,771)
CDX North America High Yield Index	44,150	5.000	12/20/18	3.108	2,647,680	927,714
CDX North America Investment Grade Index	44,070	1.000	06/20/19	0.693	641,865	43,201

TOTAL					$5,048,711	$919,144

(a)	Credit spreads on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Paid	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	Alerian MLP Infrastructure Index	$2,713	0.234%	12/31/14	$33,310
		7,831	0.234	12/31/14	91,968
		28,106	0.234	12/31/14	330,224
	FTSE NAREIT Mortgage Total Return Index	39,783	0.236	03/25/15	207,554

TOTAL					$663,056

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$819,277,267

Gross unrealized gain	30,810,290
Gross unrealized loss	(7,281,009)

Net unrealized security gain	$23,529,281

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d)(e) – 8.0%
JPMorgan Chase Bank, NA
$ 2,227,000	0.130%	04/09/15	$ 2,232,122
1,758,000	0.134	04/09/15	1,774,877
330,000	0.130	05/04/15	311,553
UBS AG
710,000	0.003	04/27/15	742,829
2,244,000	0.006	04/10/15	2,350,377
660,000	0.006	04/10/15	547,628

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$ 7,959,386

Shares	Distribution Rate	Value
Investment Company(e)(f) –78.4%
Goldman Sachs Financial Square Government Fund — FST Shares
78,838,230	0.006%	$ 78,838,230

TOTAL INVESTMENTS – 86.4%		$ 86,797,616

OTHER ASSETS IN EXCESS OF LIABILITIES – 13.6%		13,705,645

NET ASSETS – 100.0%		$100,503,261

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is linked to the Dow Jones-UBS Commodity Index Total Return (the “DJ-UBSCI Total Return”). The DJ-UBSCI Total Return is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The DJ-UBSCI Total Return is composed of nineteen commodities in eight diverse sectors: energy, petroleum, precious metals, industrial metals, grains, livestock, softs, and agriculture.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,959,386, which represents approximately 8.0% of net assets as of March 31, 2014.

(c)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(d)	Interest rate disclosed is contingent upon LIBOR as of March 31, 2014 minus a spread.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(f)	Represents an affiliated issuer.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	BRL/USD	04/02/14	$3,384,751	$123,050
	BRL/USD	05/05/14	1,153,538	30,373
	CAD/USD	06/18/14	1,806	7
	CLP/USD	06/18/14	416,117	9,945
	COP/USD	06/18/14	1,219,813	13,084
	GBP/USD	06/18/14	369,890	2,144
	IDR/USD	06/18/14	4,550,213	79,624
	INR/USD	06/18/14	5,370,202	114,610
	KRW/USD	06/18/14	8,362,643	44,851
	MXN/USD	06/18/14	2,036,658	18,704
	MYR/USD	06/18/14	2,882,258	16,248
	PLN/USD	06/18/14	217,197	752
	RUB/USD	06/18/14	391,103	12,582
	TRY/USD	06/18/14	118,761	4,372
	USD/CHF	06/18/14	52,066	386
	USD/CZK	06/18/14	3,695,325	34,090
	USD/EUR	06/18/14	45,457	363
	USD/HUF	06/18/14	1,838,928	6,818
	USD/SEK	06/18/14	93,978	1,165
	ZAR/USD	06/18/14	2,220,241	51,370

TOTAL				$564,538

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	CZK/USD	06/18/14	$1,787,413	$(11,173)
	EUR/USD	06/18/14	100,557	(804)
	PLN/USD	06/18/14	5,953,163	(1,608)
	SEK/USD	06/18/14	2,685	(33)
	USD/BRL	04/02/14	4,821,507	(169,949)
	USD/BRL	05/05/14	1,424,444	(39,685)
	USD/CLP	06/18/14	6,024,646	(128,232)
	USD/COP	06/18/14	7,795,715	(225,475)
	USD/GBP	06/18/14	943,472	(2,704)
	USD/IDR	06/18/14	1,839,110	(59,059)
	USD/JPY	06/18/14	129,860	(182)
	USD/KRW	06/18/14	3,131,303	(45,673)
	USD/MXN	06/18/14	5,824,462	(51,095)
	USD/MYR	06/18/14	8,096,024	(36,568)
	USD/PLN	06/18/14	19,745	(123)
	USD/RUB	06/18/14	6,257,653	(202,208)
	USD/TRY	06/18/14	4,617,968	(123,957)
	USD/ZAR	06/18/14	5,228,734	(64,023)

TOTAL				$(1,162,551)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	21	April 2014	$2,334,703	$90,220
BIST 30 Index	(518)	April 2014	(2,069,264)	(180,355)
CAC 40 Index	56	April 2014	3,387,586	99,185
DAX Index	6	June 2014	1,981,026	78,837
DJIA Mini-e-CBOT	53	June 2014	4,338,845	83,562
FTSE 100 Index	24	June 2014	2,618,159	(3,559)
FTSE/JSE Top 40 Index	88	June 2014	3,625,653	89,377
FTSE/MIB Index	20	June 2014	2,948,171	119,193
Hang Seng Index	(14)	April 2014	(1,998,066)	(32,375)
H-Shares Index	(39)	April 2014	(2,534,384)	(95,839)
IBEX 35 Index	19	April 2014	2,699,726	78,076
KOSPI 200 Index	(31)	June 2014	(3,762,694)	(39,307)
MSCI Taiwan Index	123	April 2014	3,841,290	104,551
NASDAQ 100 E-mini Index	51	June 2014	3,657,975	(59,285)
Nikkei 225 Index	1	June 2014	143,681	(2,001)
OMX Stockholm 30 Index	172	April 2014	3,591,583	65,576
Russell 2000 Mini Index	26	June 2014	3,043,300	(2,751)
S&P 500 E-mini Index	242	June 2014	22,561,660	52,268
S&P/TSX 60 Index	34	June 2014	5,031,569	26,633
SET50 Index	(29)	June 2014	(828,431)	(20,140)
SGX S&P CNX Nifty Index	246	April 2014	3,322,968	49,487
SPI 200 Index	33	June 2014	4,126,211	54,153
TSE TOPIX Index	1	June 2014	116,553	(2,022)
10 Year U.S. Treasury Notes	292	June 2014	36,062,000	(109,195)

TOTAL				$444,289

SWAP CONTRACTS — At March 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

GBP 960	06/18/19	6 Month LIBOR	2.000%	$10,278	$1,288
GBP 7,030	06/18/24	6 Month LIBOR	3.000	91,673	(227,220)
GBP 3,200	06/18/44	3.500%	6 Month LIBOR	(33,868)	237,394

TOTAL				$68,083	$11,462

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2014.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$86,767,230

Gross unrealized gain	161,205
Gross unrealized loss	(130,819)

Net unrealized security gain	$30,386

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Australia – 12.5%
570,953	Charter Hall Group (REIT) (Diversified)	$ 2,118,200
2,511,627	GPT Group (REIT) (Diversified)	8,536,488
7,542,139	Mirvac Group (REIT) (Diversified)	11,918,714
2,234,905	Stockland (REIT) (Diversified)	7,785,206
1,681,959	Westfield Group (REIT) (Retail)	16,021,067
1,416,085	Westfield Retail Trust (REIT) (Retail)	3,920,595

		50,300,270

Canada – 7.6%
109,600	Allied Properties Real Estate Investment Trust (REIT) (Office)	3,420,352
119,000	Artis Real Estate Investment Trust (REIT) (Retail)	1,693,234
27,200	Boardwalk Real Estate Investment Trust (REIT) (Residential)	1,492,002
152,300	Calloway Real Estate Investment Trust (REIT) (Retail)	3,548,845
88,900	Canadian Apartment Properties Real Estate Investment Trust (REIT) (Residential)	1,714,471
60,600	Canadian Real Estate Investment Trust (REIT) (Diversified)	2,470,594
136,600	Dundee Real Estate Investment Trust Series A (REIT) (Office)	3,590,770
27,300	Granite Real Estate Investment Trust (REIT) (Industrial)	1,004,087
220,400	H&R Real Estate Investment Trust (REIT) (Diversified)	4,557,525
297,400	RioCan Real Estate Investment Trust (REIT) (Retail)	7,163,964

		30,655,844

China – 2.8%
5,045,000	Shimao Property Holdings Ltd. (Diversified)	11,106,142

Finland – 0.6%
713,587	Citycon Oyj (Retail)	2,537,320

France – 2.3%
208,421	Klepierre (REIT) (Retail)	9,323,822

Germany – 2.4%
445,995	Deutsche Wohnen AG (Residential)	9,566,012

Hong Kong – 12.1%
5,090,000	Fortune Real Estate Investment Trust (REIT) (Retail)	3,938,253
8,538,000	Fu Shou Yuan International Group Ltd. (Diversified)*	4,788,734
16,348,000	Guangdong Land Holdings Ltd. (Retail)	3,776,730

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
635,500	Henderson Land Development Co. Ltd. (Diversified)	$ 3,718,883
2,287,000	Kerry Logistics Network Ltd. (Industrial)*	3,354,696
2,159,000	Kerry Properties Ltd. (Diversified)	7,200,055
1,146,475	Sun Hung Kai Properties Ltd. (Diversified)	14,078,007
1,565,624	The Link Real Estate Investment Trust (REIT) (Retail)	7,720,260

		48,575,618

India – 1.9%
6,536,000	Ascendas India Trust (Office)	4,002,636
612,414	Sobha Developers Ltd. (Diversified)	3,847,571

		7,850,207

Japan – 24.7%
3,049	Advance Residence Investment Corp. (REIT) (Residential)	6,488,373
1,254,000	Mitsubishi Estate Co. Ltd. (Diversified)	29,777,056
706,000	Mitsui Fudosan Co. Ltd. (Office)	21,538,805
882	Nippon Building Fund, Inc. (REIT) (Office)	4,615,327
2,340	Nippon Prologis Real Estate Investment Trust, Inc. (REIT) (Industrial)	4,723,448
2,144	Nomura Real Estate Office Fund, Inc. (REIT) (Office)	9,369,260
6,077	Orix JREIT, Inc. (REIT) (Office)	7,587,026
1,385,000	Sapporo Holdings Ltd. (Diversified)	5,440,033
1,355,500	Tokyu Fudosan Holdings Corp. (Residential)	10,107,867

		99,647,195

Malaysia – 0.9%
5,306,900	UEM Sunrise Bhd (Diversified)	3,582,555

Netherlands – 6.5%
117,649	Corio NV (REIT) (Retail)	5,374,355
79,779	Unibail-Rodamco SE (REIT) (Diversified)	20,704,894

		26,079,249

Singapore – 5.1%
5,699,000	Cache Logistics Trust (REIT) (Industrial)	5,147,322
2,657,000	Global Logistic Properties Ltd. (Industrial)	5,607,434
7,851,000	Keppel Real Estate Investment Trust (REIT) (Office)	7,126,947
2,023,000	Keppel Telecommunications & Transportation Ltd. (Other)	2,768,163

		20,649,866

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – 1.9%
313,234	Fabege AB (Diversified)	$ 4,085,567
239,041	Hufvudstaden AB Class A (Diversified)	3,372,119

		7,457,686

Switzerland – 1.7%
72,964	PSP Swiss Property AG (Registered) (Office)*	6,857,730

United Kingdom – 13.9%
447,270	Big Yellow Group PLC (REIT) (Industrial)	4,075,483
1,529,578	British Land Co. PLC (REIT) (Diversified)	16,689,687
1,048,211	Capital & Counties Properties PLC (Retail)	6,124,227
158,445	Derwent London PLC (REIT) (Office)	7,162,715
1,208,318	Hammerson PLC (REIT) (Retail)	11,170,584
326,970	Helical Bar PLC (Diversified)	2,037,341
112,069	Kennedy Wilson Europe Real Estate PLC (Other)*	1,943,093
1,505,969	Quintain Estates & Development PLC (Diversified)*	2,585,996
607,958	Unite Group PLC (Residential)	4,403,155

		56,192,281

TOTAL INVESTMENTS – 96.9%		$390,381,797

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		12,404,728

NET ASSETS – 100.0%		$402,786,525

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$381,781,802

Gross unrealized gain	54,605,887
Gross unrealized loss	(46,005,892)

Net unrealized security gain	$8,599,995

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Commercial – 27.2%
179,111	Boston Properties, Inc. (REIT)	$ 20,513,583
280,943	Corporate Office Properties Trust (REIT)	7,484,322
1,295,070	DCT Industrial Trust, Inc. (REIT)	10,205,152
500,429	Douglas Emmett, Inc. (REIT)	13,581,643
324,975	Highwoods Properties, Inc. (REIT)	12,482,290
117,668	Mack-Cali Realty Corp. (REIT)	2,446,318
557,498	Parkway Properties, Inc. (REIT)	10,174,338
618,523	Prologis, Inc. (REIT)	25,254,294
91,960	PS Business Parks, Inc. (REIT)	7,689,695
136,693	SL Green Realty Corp. (REIT)	13,754,050
361,750	Terreno Realty Corp. (REIT)	6,840,692
156,824	Vornado Realty Trust (REIT)	15,456,573

		145,882,950

Health Care – 9.6%
213,955	HCP, Inc. (REIT)	8,299,314
157,997	Health Care REIT, Inc. (REIT)	9,416,621
152,054	National Health Investors, Inc. (REIT)	9,193,185
405,331	Ventas, Inc. (REIT)	24,550,899

		51,460,019

Leisure – 9.0%
447,246	Chesapeake Lodging Trust (REIT)	11,507,640
99,112	Hyatt Hotels Corp. Class A*	5,333,217
91,459	LaSalle Hotel Properties (REIT)	2,863,581
233,711	Pebblebrook Hotel Trust (REIT)	7,892,420
426,288	RLJ Lodging Trust (REIT)	11,398,941
906,724	Strategic Hotels & Resorts, Inc. (REIT)*	9,239,518

		48,235,317

Multifamily – 18.8%
263,846	American Campus Communities, Inc. (REIT)	9,854,648
226,681	AvalonBay Communities, Inc. (REIT)	29,767,749
130,843	BRE Properties, Inc. (REIT)	8,214,324
213,811	Camden Property Trust (REIT)	14,398,033
227,267	Equity Residential (REIT)	13,179,213
69,784	Essex Property Trust, Inc. (REIT)	11,866,769
276,969	Post Properties, Inc. (REIT)	13,599,178

		100,879,914

Other – 2.1%
114,056	American Tower Corp. (REIT)	9,337,765
104,002	Kennedy-Wilson Holdings, Inc.	2,341,085

		11,678,850

Retail – 25.0%
229,610	Acadia Realty Trust (REIT)	6,057,112
455,703	Brixmor Property Group, Inc. (REIT)	9,720,145
568,742	CBL & Associates Properties, Inc. (REIT)	10,095,170
634,356	DDR Corp. (REIT)	10,454,187
113,471	Federal Realty Investment Trust (REIT)	13,017,393
378,973	Simon Property Group, Inc. (REIT)	62,151,572

Shares	Description	Value
Common Stocks – (continued)
Retail – (continued)
260,069	Tanger Factory Outlet Centers, Inc. (REIT)	$ 9,102,415
191,538	Taubman Centers, Inc. (REIT)	13,558,975

		134,156,969

Self Storage – 5.8%
453,521	CubeSmart (REIT)	7,782,420
138,137	Public Storage (REIT)	23,274,703

		31,057,123

TOTAL INVESTMENTS – 97.5%		$523,351,142

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		13,305,936

NET ASSETS – 100.0%		$536,657,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$403,720,279

Gross unrealized gain	122,967,846
Gross unrealized loss	(3,336,983)

Net unrealized security gain	$119,630,863

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and Centrally Cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and Centrally Cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and Centrally Cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and Centrally Cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2014:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$1,512,145,089	$—	$—
Exchange Traded Funds	91,173,730	—	—
Total	$1,603,318,819	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,000,893	$—
Futures Contracts	6,588,186	—	—
Credit Default Swap Contracts	—	631,590	—
Total Return Swap Contracts	—	366,136	—
Total	$6,588,186	$1,998,619	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,652)	$—
Futures Contracts(a)	(2,417,302)	—	—
Total Return Swap Contracts(a)	—	(409,662)	—
Written Options Contracts	(3,896,961)	—	—
Total	$(6,314,263)	$(414,314)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$182,746,151	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	191,960,752	—	—
Asset-Backed Securities	—	259,272	—
Investment Companies	988,526,084	—	—
Total	$1,180,486,836	$183,005,423	$—

Derivative Type
Assets(a)
Futures Contracts	$774,399	$—	$—
Interest Rate Swap Contracts	—	247,051	—
Total Return Swap Contracts	—	4,451,815	—
Total	$774,399	$4,698,866	$—
Liabilities(a)
Futures Contracts	$(108,004)	$—	$—
Interest Rate Swap Contracts	—	(4,590)	—
Total	$(108,004)	$(4,590)	$—

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Commodity Index Linked Structured Notes	$—	$15,293,250	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	36,812,983	—	—
Common Stock and/or Other Equity Investments	178,460,406	—	—
Investment Companies	523,216,475	—	—
Exchange Traded Funds	89,023,434	—	—
Total	$827,513,298	$15,293,250	$—

Derivative Type
Assets(a)
Futures Contracts	$3,908,365	$—	$—
Credit Default Swap Contracts	—	970,915	—
Total Return Swap Contracts	—	663,056	—
Total	$3,908,365	$1,633,971	$—
Liabilities(a)
Futures Contracts	$(1,173,070)	$—	$—
Credit Default Swap Contracts	—	(51,771)	—
Total	$(1,173,070)	$(51,771)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Commodity Index Linked Structured Notes	$—	$7,959,386	$—
Investment Company	78,838,230	—	—
Total	$78,838,230	$7,959,386	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$564,538	$—
Futures Contracts	991,118	—	—
Interest Rate Swap Contracts	—	238,682	—
Total	$991,118	$803,220	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,162,551)	$—
Futures Contracts	(546,829)	—	—
Interest Rate Swap Contracts	—	(227,220)	—
Total	$(546,829)	$(1,389,771)	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$30,655,844	$—	$—
Other	—	359,725,953 (b)	—
Total	$30,655,844	$359,725,953	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$523,351,142	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, each Fund (except for the Absolute Return Tracker Fund) may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — The Real Estate Securities Fund and the International Real Estate Securities Fund invest primarily in securities of issuers (non-U.S. issuers, in the case of International Real Estate Securities Fund) that are primarily engaged in or related to the real estate industry, and each Fund has a policy of concentrating its investments in the real estate industry. Therefore, investments in the Funds are subject to certain risks associated with the real estate industry in general. Such risks include, but are not limited to, declines in property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes, and losses from casualty and condemnation.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 21, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 21, 2014

*	Print the name and title of each signing officer under his or her signature.